Operating costs and expenses (exclusive of depreciation and amortization) (Details) - RUB (₽) ₽ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Operating costs and expenses (exclusive of depreciation and amortization)
Personnel expenses	₽ (540,508)	₽ (592,095)	₽ (1,121,745)	₽ (1,072,256)
Marketing expenses	(234,394)	(221,858)	(552,260)	(479,603)
Subcontractor and other costs related to provision of services	(40,648)	(34,581)	(77,828)	(79,456)
Office rent and maintenance	(33,755)	(55,392)	(80,035)	(99,727)
Professional services	(37,723)	(163,876)	(116,870)	(244,727)
Insurance services	(43,870)	(25,173)	(87,043)	(25,173)
Hosting And Other Website Maintenance	(10,549)	(9,098)	(22,583)	(17,810)
Other operating expenses	(9,618)	(29,895)	(31,320)	(46,756)
Operating costs and expenses (exclusive of depreciation and amortization)	₽ (951,065)	₽ (1,131,968)	₽ (2,089,684)	₽ (2,065,508)